Tax	6 Months Ended
Jun. 30, 2026
Income taxes paid (refund) [abstract]
Tax	Note 9: Tax
In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2026 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period. An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Profit before tax	4,293	3,504	3,157
UK corporation tax thereon at 25.0% (2025: 25.0%)	(1,073)	(876)	(789)
Impact of surcharge on banking profits	(94)	(86)	(81)
Non-deductible costs: conduct charges	–	1	(71)
Non-deductible costs: bank levy	–	–	(33)
Other non-deductible costs[1]	(43)	(68)	(4)
Non-taxable income[1]	34	34	65
Tax relief on coupons on other equity instruments	57	61	55
Non-taxable (non-deductible) foreign exchange gains (losses)[1]	15	(74)	(1)
Tax-exempt gains on disposals	62	25	37
Tax losses where no deferred tax recognised	4	(4)	(3)
Differences in overseas tax rates	(2)	7	(12)
Policyholder tax in respect of the life assurance business	(18)	(35)	(36)
Deferred tax in respect of life assurance policyholder tax	(106)	(40)	(79)
Adjustments in respect of prior years	(6)	95	11
Tax effect of share of results of joint ventures	–	–	(3)
Provision for Pillar 2 current income taxes	–	–	–
Tax expense	(1,170)	(960)	(944)
[1]Non-taxable (non-deductible) foreign exchange gains (losses) on non-sterling denominated other equity instruments and on net investment hedging of subsidiaries, previously shown in aggregate within other non-deductible costs and non-taxable income, are now presented as an individual line item. Comparatives are represented on a consistent basis.
The Group, as a proxy for policyholders in the UK, is required to record taxes on investment income and gains. This policyholder tax is levied on the Group, but is then recharged to the policyholder as part of the charge to funds.
Although the net impact on the Group’s profit after tax is £nil, IFRS requires the policyholder tax to be included in tax expense and the offsetting income to be included within profit before tax. The impact of this grossing up on the effective tax rate can be seen in the reconciliation of tax expense above.